LONG TERM BANK LOANS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Loans Payable to Bank, Noncurrent	$ 7,207,727
Long-term Debt [Member]
Debt Instrument [Line Items]
Loans Payable to Bank, Noncurrent	$ 7,207,727	$ 0
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Debt Instrument, Maturity Date	Aug. 30, 2019